Disclosures about Segments (Details) $ in Thousands		3 Months Ended									9 Months Ended		12 Months Ended
	Apr. 12, 2016 USD ($)	Dec. 31, 2016 USD ($) entity	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Apr. 12, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) entity	Dec. 31, 2016 USD ($) entity	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 13, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of transmission interconnection facility subsidiaries | entity		2									2	2
Predecessor [Member]
Revenue
Electric operations					$ 281,154								$ 1,142,389	$ 1,225,960
Tolling operations														0
Other operations					19,080								69,186	67,055
Electric customer credits					(364)								(2,173)	(23,530)
Affiliate revenue					0								0	0
Operating revenue, net	$ 32,903				299,870	$ 266,968	$ 279,403	$ 345,468	$ 289,074	$ 295,457			1,209,402	1,269,485
Depreciation and amortization					44,076								149,579	146,505
Merger transaction and commitment costs					34,912								4,591	17,848
Interest charges					22,123								77,991	73,606
Interest income					265								895	1,768
Federal and state income tax (benefit) expense					3,468								77,704	67,116
Net (loss) income	$ (23,328)				(3,960)	$ 19,368	21,850	$ 54,663	$ 30,234	$ 26,922			133,669	154,739
Additions to property, plant, and equipment					42,392								156,819	207,636
Equity investment in investee							16,822						16,822	14,540
Goodwill							0						0
Total segment assets							4,323,354						4,323,354	4,368,418
Predecessor [Member] | Operating Segments [Member] | Cleco Power [Member]
Revenue
Electric operations					281,154								1,142,389	1,225,960
Tolling operations														0
Other operations					18,493								67,109	64,893
Electric customer credits					(364)								(2,173)	(23,530)
Affiliate revenue					263								1,142	1,326
Operating revenue, net					299,546								1,208,467	1,268,649
Depreciation and amortization					43,698								147,839	144,026
Merger transaction and commitment costs					0								0	0
Interest charges					21,840								76,560	74,673
Interest income					208								725	1,707
Federal and state income tax (benefit) expense					12,993								79,294	76,974
Net (loss) income					21,548								141,350	154,316
Additions to property, plant, and equipment					42,353								156,357	206,607
Equity investment in investee							16,822						16,822	14,532
Total segment assets							4,233,337						4,233,337	4,232,942
Predecessor [Member] | Operating Segments [Member] | Corporate and Other [Member]
Revenue
Electric operations					0								0	0
Tolling operations														5,467
Other operations					587								2,078	2,163
Electric customer credits					0								0	0
Affiliate revenue					15,024								57,323	56,031
Operating revenue, net					15,611								59,401	63,661
Depreciation and amortization					377								1,739	2,479
Merger transaction and commitment costs					34,928								4,592	17,848
Interest charges					295								1,149	(1,538)
Interest income					69								(111)	(410)
Federal and state income tax (benefit) expense					(9,525)								(1,590)	(9,858)
Net (loss) income					(25,508)								(7,681)	424
Additions to property, plant, and equipment					39								462	1,029
Equity investment in investee							0						0	8
Total segment assets							21,471						21,471	248,043
Predecessor [Member] | Intersegment Eliminations [Member]
Revenue
Electric operations					0								0	0
Tolling operations														(5,467)
Other operations					0								(1)	(1)
Electric customer credits					0								0	0
Affiliate revenue					(15,287)								(58,465)	(57,357)
Operating revenue, net					(15,287)								(58,466)	(62,825)
Depreciation and amortization					1								1	0
Merger transaction and commitment costs					(16)								(1)	0
Interest charges					(12)								282	471
Interest income					(12)								281	471
Federal and state income tax (benefit) expense					0								0	0
Net (loss) income					0								0	(1)
Additions to property, plant, and equipment					$ 0								0	0
Equity investment in investee							0						0	0
Total segment assets							$ 68,546						$ 68,546	$ (112,567)
Successor [Member]
Revenue
Electric operations												$ 802,592
Other operations												51,562
Electric customer credits												(1,149)
Affiliate revenue												0
Operating revenue, net		$ 266,642	$ 342,860	$ 243,502								853,005
Depreciation and amortization												109,739
Merger transaction and commitment costs												174,696
Interest charges												89,766
Interest income												840
Federal and state income tax (benefit) expense												(22,822)
Net (loss) income		18,180	$ 39,621	$ (81,914)							$ (24,113)	(24,113)
Additions to property, plant, and equipment												144,444
Equity investment in investee		18,672									18,672	18,672
Goodwill		1,490,797									1,490,797	1,490,797			$ 1,490,797
Total segment assets		6,343,144									6,343,144	6,343,144
Successor [Member] | Operating Segments [Member] | Cleco Power [Member]
Revenue
Electric operations												810,075
Other operations												50,080
Electric customer credits												(1,149)
Affiliate revenue												621
Operating revenue, net												859,627
Depreciation and amortization												102,444
Merger transaction and commitment costs												151,501
Interest charges												54,606
Interest income												652
Federal and state income tax (benefit) expense												5,376
Net (loss) income												17,580
Additions to property, plant, and equipment												143,790
Equity investment in investee		18,672									18,672	18,672
Goodwill		1,490,797									1,490,797	1,490,797
Total segment assets		5,758,245									5,758,245	5,758,245
Successor [Member] | Operating Segments [Member] | Corporate and Other [Member]
Revenue
Electric operations												(7,482)
Other operations												1,482
Electric customer credits												0
Affiliate revenue												35,602
Operating revenue, net												29,602
Depreciation and amortization												7,296
Merger transaction and commitment costs												23,195
Interest charges												35,246
Interest income												275
Federal and state income tax (benefit) expense												(28,198)
Net (loss) income												(41,692)
Additions to property, plant, and equipment												654
Equity investment in investee		0									0	0
Goodwill		0									0	0
Total segment assets		614,959									614,959	614,959
Successor [Member] | Intersegment Eliminations [Member]
Revenue
Electric operations												(1)
Other operations												0
Electric customer credits												0
Affiliate revenue												(36,223)
Operating revenue, net												(36,224)
Depreciation and amortization												(1)
Merger transaction and commitment costs												0
Interest charges												(86)
Interest income												(87)
Federal and state income tax (benefit) expense												0
Net (loss) income												(1)
Additions to property, plant, and equipment												0
Equity investment in investee		0									0	0
Goodwill		0									0	0
Total segment assets		$ (30,060)									$ (30,060)	$ (30,060)